Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 25,484	$ 294
Gold bullion (note 6)	6,506,367	5,745,945
Total assets	6,531,851	5,746,239
Liabilities
Accounts payable	126	144
Total liabilities	126	144
Equity
Unitholders’ capital	5,378,109	5,252,688
Unit premiums and reserves	142	136
Retained earnings (deficit)	1,267,738	606,950
Underwriting commissions and issue expenses	(114,264)	(113,679)
Total equity (note 7)	6,531,725	5,746,095
Total liabilities and equity	$ 6,531,851	$ 5,746,239
Total equity per Unit	$ 16.28	$ 14.46